Note 13 - Financial Information of Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Condensed Balance Sheet [Table Text Block]
	As of June 30,
	2024	2025
	(US$)	(US$)

Asset
Due from related parties	27,968	25,982
Total Asset	27,968	25,982

Liability
Other payables and accrued liabilities	-	150
Total Liability	-	150

Shareholders’ Equity:

Shareholders’ Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 and 168,000,000 shares as of June 30, 2024 and 2025, respectively)	6	17
Additional paid-in capital	27,967	29,200
Accumulated deficit	(5)	(3,385)
Total Shareholders’ Equity:	27,968	25,832

Total Liability and Shareholders’ Equity:	27,968	25,982

Condensed Income Statement [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Net loss	(118)	-	(3,380)

Condensed Cash Flow Statement [Table Text Block]
	Years Ended June 30,
	2023	2024	2025
	US$	US$	US$

Cash flows used in operating activities	-	-	(1,008)
Cash flows provided by financing activities	-	-	1,008
Net change in cash and cash equivalents	-	-	-
Cash and cash equivalents at beginning of the year	-	-	-
Cash and cash equivalents at end of the year	-	-	-